INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of significant components of the company's deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax asset
Net operating loss carryforward	$—	$10,390
Organizational costs/Startup expenses	265,273	39,040
Unrealized gain/loss	(91,572)	—
Total deferred tax asset	173,701	49,430
Valuation allowance	(265,273)	(49,430)
Deferred tax asset, net of allowance	$(91,572)	$—

Schedule of income tax provision

	December 31,	December 31,
	2022	2021
Federal
Current	$454,473	$—
Deferred	(124,271)	(49,430)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	215,843	49,430
Income tax provision	$546,045	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	13.8%	(21.0)%
Income tax provision	34.8%	—%